North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS
July 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 9.1%
	Americredit Automobile Receivables Trust 2019-1
$48,557	2.970%, 11/20/2023	$48,865
	Americredit Automobile Receivables Trust 2019-2
69,000	2.540%, 07/18/2024	70,245
	AmeriCredit Automobile Receivables Trust 2020-2
452,217	0.600%, 12/18/2023	452,782
	AMSR 2019-SFR1 Trust
500,000	2.774%, 01/20/2039 [4]	530,152
	Amur Equipment Finance Receivables IX LLC
100,000	0.750%, 11/20/2026 [4]	100,172
	Avis Budget Rental Car Funding AESOP LLC
150,000	3.450%, 03/20/2023 [4]	152,034
	BNSF Railway Co 2015-1 Pass Through Trust
112,277	3.442%, 06/16/2028 [4]	124,724
	Burlington Northern and Santa Fe Railway Co 2006-1 Pass Through Trust
38,611	5.720%, 01/15/2024	40,981
	Carvana Auto Receivables Trust 2019-1
40,673	3.290%, 08/15/2023 [4]	40,774
	Carvana Auto Receivables Trust 2019-4
65,202	2.300%, 09/15/2023 [4]	65,340
	CNH Equipment Trust 2019-A
42,472	3.010%, 04/15/2024	43,106
	CNH Equipment Trust 2020-A
14,424	1.080%, 07/15/2023	14,446
	DT Auto Owner Trust 2019-2
2,576	2.990%, 04/17/2023 [4]	2,579
	DT Auto Owner Trust 2020-1
80,000	2.160%, 05/15/2024 [4]	80,730
	Enterprise Fleet Funding 2021-1 LLC
375,000	0.440%, 12/20/2026 [4]	375,488
	Exeter Automobile Receivables Trust 2021-2
500,000	0.340%, 03/15/2024	500,376
	Federal Express Corp 1998 Pass Through Trust
16,667	6.720%, 07/15/2023	17,055
	Federal Express Corp 1999 Pass Through Trust
19,927	7.650%, 07/15/2024	20,780
	FedEx Corp 2020-1 Class AA Pass Through Trust
262,781	1.875%, 08/20/2035	264,292
	Ford Credit Floorplan Master Owner Trust A
350,000	0.700%, 09/15/2025	352,246
	GM Financial Automobile Leasing Trust 2020-1

264,000	1.700%, 12/20/2023	267,025
	GM Financial Automobile Leasing Trust 2020-2
290,000	2.560%, 07/20/2024	299,392
	GreatAmerica Leasing Receivables Funding LLC Series 2018-1
27,407	2.830%, 06/17/2024 [4]	27,562
	MMAF Equipment Finance LLC 2018-A
380,000	3.390%, 01/10/2025 [4]	389,910
	Oportun Funding XIV LLC
100,000	1.210%, 03/08/2028 [4]	100,444
	Oscar US Funding X LLC
290,000	3.270%, 05/11/2026 2 4	302,213
	Oscar US Funding XII LLC
110,000	0.700%, 04/10/2025 2 4	110,184
	Santander Drive Auto Receivables Trust 2019-3
30,870	2.280%, 09/15/2023	30,895
	Santander Drive Auto Receivables Trust 2020-4
165,000	0.730%, 03/17/2025	165,720
	Santander Drive Auto Receivables Trust 2021-1
290,180	0.290%, 11/15/2023	290,302
	Union Pacific Railroad Co 2005 Pass Through Trust
24,044	5.082%, 01/02/2029	26,991
	Union Pacific Railroad Co 2014-1 Pass Through Trust
104,011	3.227%, 05/14/2026	113,554
	Verizon Master Trust
173,000	0.690%, 05/20/2027	173,421
	Verizon Owner Trust 2019-C
95,000	1.940%, 04/20/2024	96,242
	Verizon Owner Trust 2020-C
340,000	0.670%, 04/21/2025	341,048
	VMC Finance 2021-FL4 LLC
493,898	1.189% (1 Month LIBOR USD + 1.100%), 06/18/2036 [1,4]	493,898
	Volvo Financial Equipment LLC Series 2019-2
176,000	2.040%, 11/15/2023 [4]	177,919
	Westlake Automobile Receivables Trust 2020-3
101,798	0.560%, 05/15/2024 [4]	101,994
	Westlake Automobile Receivables Trust 2021-1
140,000	0.640%, 03/16/2026 [4]	140,348
	Westlake Automobile Receivables Trust 2021-2
320,000	0.620%, 07/15/2026 [4]	320,572
	World Financial Network Credit Card Master Trust

582,000	2.490%, 04/15/2026	593,676
250,000	2.210%, 07/15/2026	255,679
	World Omni Auto Receivables Trust 2018-A
49,192	2.500%, 04/17/2023	49,418
	World Omni Auto Receivables Trust 2019-C
356,705	1.960%, 12/15/2024	360,611
	TOTAL ASSET BACKED SECURITIES
	(Cost $8,512,771)	8,526,185

	CORPORATE BONDS - 28.8%
	COMMUNICATION SERVICES - 2.9%
	Diversified Telecommunication Services - 2.1%
	AT&T, Inc.
150,000	0.650% (SOFR + 0.640%), 03/25/2024	150,362
219,000	1.700%, 03/25/2026	222,446
342,000	4.350%, 03/01/2029	398,321
	Verizon Communications, Inc.
661,000	1.450%, 03/20/2026	670,396
110,000	4.329%, 09/21/2028	129,183
332,000	4.016%, 12/03/2029	384,623
		1,955,331
	Entertainment - 0.4%
	The Walt Disney Co.
238,000	1.750%, 01/13/2026	246,090
153,000	2.000%, 09/01/2029	156,963
		403,053
	Media - 0.4%
	Fox Corp.
318,000	3.050%, 04/07/2025	341,548
	TOTAL COMMUNICATION SERVICES	2,699,932

	CONSUMER DISCRETIONARY - 2.9%
	Automobiles - 2.4%
	American Honda Finance Corp.
173,000	2.000%, 03/24/2028	180,066
	Daimler Finance North America LLC
150,000	1.450%, 03/02/2026 [4]	151,983
	General Motors Financial Co, Inc.
871,000	4.350%, 04/09/2025	965,916
59,000	2.400%, 04/10/2028	60,600

	Hyundai Capital America
175,000	5.875%, 04/07/2025 [4]	203,306
71,000	3.500%, 11/02/2026 [4]	77,495
	Toyota Motor Credit Corp.
542,000	3.000%, 04/01/2025	585,033
		2,224,399
	Hotels, Restaurants & Leisure - 0.5%
	Booking Holdings, Inc.
37,000	3.650%, 03/15/2025	40,435
68,000	3.600%, 06/01/2026	75,747
	McDonald's Corp.
73,000	3.300%, 07/01/2025	79,484
	Starbucks Corp.
36,000	2.000%, 03/12/2027	37,441
162,000	3.550%, 08/15/2029	183,911
21,000	2.250%, 03/12/2030	21,625
		438,643
	Internet & Direct Marketing Retail - 0.0%
	Amazon.com, Inc.
15,000	1.000%, 05/12/2026	15,170

	Specialty Retail - 0.0%
	The Home Depot, Inc.
2,000	2.950%, 06/15/2029	2,211
	TOTAL CONSUMER DISCRETIONARY	2,680,423

	CONSUMER STAPLES - 1.1%
	Beverages - 0.4%
	The Coca-Cola Co
126,000	1.000%, 03/15/2028	124,215
32,000	2.125%, 09/06/2029	33,607
	PepsiCo, Inc.
216,000	2.625%, 03/19/2027	234,210
		392,032
	Tobacco - 0.7%
	Altria Group, Inc.
220,000	4.800%, 02/14/2029	257,738
	BAT Capital Corp.
105,000	2.259%, 03/25/2028	105,768
99,000	4.906%, 04/02/2030	115,295

	Philip Morris International, Inc.
167,000	2.750%, 02/25/2026	179,566
		658,367
	TOTAL CONSUMER STAPLES	1,050,399

	ENERGY - 2.5%
	Oil, Gas & Consumable Fuels - 2.5%
	BP Capital Markets America, Inc.
85,000	2.750%, 05/10/2023	88,547
135,000	3.017%, 01/16/2027	146,755
157,000	3.543%, 04/06/2027	174,985
115,000	3.937%, 09/21/2028	132,401
	Chevron Corp.
340,000	2.954%, 05/16/2026	370,435
	Equinor ASA
359,000	3.125%, 04/06/2030 [2]	397,909
	Exxon Mobil Corp.
349,000	2.992%, 03/19/2025	374,977
	Saudi Arabian Oil Co.
200,000	3.500%, 04/16/2029 2 4	219,055
	Shell International Finance BV
359,000	2.375%, 11/07/2029 [2]	378,479
	TOTAL ENERGY	2,283,543

	FINANCIALS - 11.5%
	Banks - 8.9%
	Bank of America Corp.
177,000	0.981% (SOFR + 0.910%), 09/25/2025 [5]	177,402
235,000	1.658% (SOFR + 0.910%), 03/11/2027 [5]	238,877
368,000	1.734% (SOFR + 0.960%), 07/22/2027 [5]	374,569
	Bank of Montreal
152,000	1.850%, 05/01/2025 [2]	157,642
	The Bank of Nova Scotia
464,000	1.300%, 06/11/2025 [2]	471,704
	Canadian Imperial Bank of Commerce
221,000	2.250%, 01/28/2025 [2]	231,647
	Citigroup, Inc.
498,000	0.981% (SOFR + 0.669%), 05/01/2025 [5]	500,855
343,000	1.462% (SOFR + 0.770%), 06/09/2027 [5]	343,620
	Comerica, Inc.
108,000	3.700%, 07/31/2023	114,747

	F.N.B. Co.
190,000	2.200%, 02/24/2023	193,255
	Federation des Caisses Desjardins du Quebec
220,000	2.050%, 02/10/2025 2 4	228,754
	Fifth Third Bancorp
423,000	3.650%, 01/25/2024	453,733
	JPMorgan Chase & Co.
561,000	0.969% (SOFR + 0.580%), 06/23/2025 [5]	563,648
1,101,000	2.005% (SOFR + 1.585%), 03/13/2026 [5]	1,141,842
404,000	1.578% (SOFR + 0.885%), 04/22/2027 [5]	408,979
128,000	1.953% (SOFR + 1.065%), 02/04/2032 [5]	126,340
	KeyCorp
146,000	2.250%, 04/06/2027	152,829
	The PNC Financial Services Group, Inc.
145,000	2.600%, 07/23/2026	155,728
429,000	2.550%, 01/22/2030	455,217
	Royal Bank of Canada
59,000	3.700%, 10/05/2023 [2]	63,153
239,000	1.150%, 06/10/2025 [2]	241,399
215,000	1.200%, 04/27/2026 [2]	215,758
	The Toronto-Dominion Bank
220,000	2.650%, 06/12/2024 [2]	233,082
252,000	1.150%, 06/12/2025 [2]	255,152
	Truist Financial Corp.
5,000	2.200%, 03/16/2023	5,150
190,000	2.500%, 08/01/2024	200,713
307,000	1.200%, 08/05/2025	312,066
	US Bancorp
202,000	2.400%, 07/30/2024	212,869
113,000	1.450%, 05/12/2025	115,919
		8,346,649
	Capital Markets - 2.4%
	The Charles Schwab Corp.
65,000	2.000%, 03/20/2028	67,549
	The Goldman Sachs Group, Inc.
563,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025 [5]	604,078
248,000	1.431% (SOFR + 0.798%), 03/09/2027 [5]	249,336
411,000	2.383% (SOFR + 1.248%), 07/21/2032 [5]	418,723

	Morgan Stanley
315,000	0.790% (SOFR + 0.525%), 05/30/2025 [5]	314,653
507,000	1.593% (SOFR + 0.879%), 05/04/2027 [5]	514,835
35,000	1.512% (SOFR + 0.858%), 07/20/2027 [5]	35,317
		2,204,491
	Consumer Finance - 0.1%
	Capital One Financial Corp.
140,000	2.600%, 05/11/2023	145,246

	Insurance - 0.1%
	American International Group, Inc.
67,000	3.750%, 07/10/2025	73,866
	TOTAL FINANCIALS	10,770,252

	HEALTH CARE - 1.1%
	Biotechnology - 0.1%
	AbbVie, Inc.
79,000	3.600%, 05/14/2025	86,379
16,000	2.950%, 11/21/2026	17,356
		103,735
	Health Care Providers & Services - 0.6%
	CVS Health Corp.
131,000	4.300%, 03/25/2028	151,804
	UnitedHealth Group, Inc.
63,000	3.750%, 07/15/2025	70,328
297,000	1.150%, 05/15/2026	299,889
63,000	2.300%, 05/15/2031	65,577
		587,598
	Pharmaceuticals - 0.4%
	AstraZeneca PLC
242,000	0.700%, 04/08/2026 [2]	239,304
	Merck & Co, Inc.
111,000	2.750%, 02/10/2025	118,845
		358,149
	TOTAL HEALTH CARE	1,049,482

	INDUSTRIALS - 1.5%
	Aerospace & Defense - 0.9%
	The Boeing Co.
305,000	1.167%, 02/04/2023	306,069
468,000	4.875%, 05/01/2025	525,166
		831,235
	Air Freight & Logistics - 0.2%
	United Parcel Service, Inc.
125,000	3.900%, 04/01/2025	138,473

	Machinery - 0.1%
	Caterpillar Financial Services Corp.
91,000	2.150%, 11/08/2024	95,519
	Deere & Co.
10,000	2.750%, 04/15/2025	10,725
		106,244
	Road & Rail - 0.3%
	CSX Corp.
98,000	3.800%, 03/01/2028	111,669
	CSX Transportation, Inc.
166,205	6.251%, 01/15/2023	178,886
		290,555
	TOTAL INDUSTRIALS	1,366,507

	INFORMATION TECHNOLOGY - 3.2%
	Semiconductors & Semiconductor Equipment - 0.8%
	Broadcom, Inc.
504,000	3.459%, 09/15/2026	550,747
	Intel Corp.
202,000	3.700%, 07/29/2025	223,317
		774,064
	Software - 0.9%
	Microsoft Corp.
431,000	2.400%, 08/08/2026	461,668
	Oracle Corp.
6,000	2.400%, 09/15/2023	6,229
303,000	2.650%, 07/15/2026	321,906
		789,803

	Technology Hardware, Storage & Peripherals - 1.5%
	Apple, Inc.
484,000	2.050%, 09/11/2026	508,874
356,000	1.400%, 08/05/2028	356,109
	Hewlett Packard Enterprise Co.
539,000	1.450%, 04/01/2024	548,673
		1,413,656
	TOTAL INFORMATION TECHNOLOGY	2,977,523

	MATERIALS - 0.3%
	Chemicals - 0.3%
	DuPont de Nemours, Inc.
154,000	4.493%, 11/15/2025	175,369
86,000	4.725%, 11/15/2028	103,358
	TOTAL MATERIALS	278,727

	REAL ESTATE - 0.4%
	Equity Real Estate Investment Trusts (REIT) - 0.4%
	Crown Castle International Corp.
395,000	1.050%, 07/15/2026	390,091
	Real Estate Management & Development - 0.0%
	Mid-America Apartments LP
10,000	3.600%, 06/01/2027	11,256
	TOTAL REAL ESTATE	401,347

	UTILITIES - 1.4%
	Electric Utilities - 1.1%
	Duke Energy Corp.
149,000	2.450%, 06/01/2030	154,627
	Florida Power & Light Co.
84,000	2.850%, 04/01/2025	90,197
	NextEra Energy Capital Holdings, Inc.
291,000	1.900%, 06/15/2028	297,395
	Pacific Gas and Electric Co.
270,000	1.367%, 03/10/2023	269,862
	Virginia Electric and Power Co.
235,000	3.150%, 01/15/2026	257,895
		1,069,976

	Multi-Utilities - 0.3%
	Consolidated Edison Co of New York, Inc.
231,000	2.400%, 06/15/2031	239,194
	TOTAL UTILITIES	1,309,170

	TOTAL CORPORATE BONDS
	(Cost $26,708,228)	26,867,305

	MORTGAGE BACKED SECURITIES - 30.1%
	COMM 2012-CCRE4 Mortgage Trust
268,361	2.853%, 10/17/2045	274,274
	DBUBS 2017-BRBK Mortgage Trust
200,000	3.452%, 10/12/2034 [4]	214,229
	Fannie Mae Pool
21,008	4.500%, 07/01/2026	22,221
68,731	2.500%, 08/01/2028	72,102
49,651	5.000%, 11/01/2029	54,826
185,538	3.000%, 07/01/2030	196,516
343,524	3.000%, 09/01/2030	364,248
88,064	4.500%, 05/01/2031	96,245
86,432	4.000%, 09/01/2031	93,139
45,605	4.500%, 01/01/2032	49,729
20,181	3.500%, 04/01/2032	21,921
516,634	2.500%, 06/01/2032	542,724
151,281	3.500%, 02/01/2033	162,335
399,692	3.000%, 05/01/2033	426,258
1,211,263	3.500%, 05/01/2033	1,316,435
115,234	3.500%, 12/01/2033	123,392
116,927	4.500%, 05/01/2034	128,000
68,093	4.000%, 06/01/2034	74,453
49,728	3.500%, 08/01/2034	53,176
82,929	3.500%, 12/01/2034	89,514
196,009	3.000%, 02/01/2035	207,939
259,848	3.500%, 02/01/2035	279,936
117,357	4.000%, 11/01/2035	127,794
242,951	2.500%, 04/01/2037	253,450
156,858	4.000%, 07/01/2037	169,525
161,377	4.000%, 12/01/2037	176,202
72,340	3.500%, 12/01/2037	78,242
80,739	4.000%, 06/01/2038	88,163
4,394	4.000%, 03/01/2039	4,848

32,123	4.500%, 01/01/2040	35,385
43,796	4.500%, 01/01/2040	48,938
674,139	2.500%, 06/01/2040	702,958
16,359	4.500%, 07/01/2040	18,280
388,338	2.000%, 08/01/2040	398,247
83,265	4.000%, 09/01/2040	91,016
2,816	4.000%, 09/01/2040	3,103
5,741	4.500%, 09/01/2040	6,404
321,276	2.000%, 11/01/2040	330,220
9,430	4.500%, 11/01/2040	10,441
36,872	4.500%, 12/01/2040	41,062
7,919	4.000%, 01/01/2041	8,700
147,496	2.000%, 01/01/2041	152,104
17,444	4.000%, 01/01/2041	19,164
55,296	4.000%, 01/01/2041	60,646
349,979	1.500%, 03/01/2041	352,162
58,691	4.500%, 04/01/2041	65,496
24,448	4.500%, 05/01/2041	27,201
8,653	4.000%, 10/01/2041	9,404
13,044	3.000%, 09/01/2042	13,980
162,128	3.500%, 07/01/2043	176,278
21,392	3.500%, 01/01/2044	23,262
35,788	3.500%, 12/01/2045	38,536
221,351	4.500%, 03/01/2046	246,223
107,513	3.000%, 04/01/2046	113,833
172,092	2.500%, 05/01/2046	179,905
185,213	3.000%, 06/01/2046	199,459
103,421	3.500%, 06/01/2046	110,998
81,967	3.000%, 10/01/2046	86,818
190,411	3.000%, 02/01/2047	201,622
277,724	2.500%, 12/01/2047	291,907
69,126	3.500%, 03/01/2048	73,577
117,169	3.000%, 04/01/2048	123,666
231,089	2.500%, 04/01/2048	241,740
119,368	3.500%, 11/01/2048	126,451
144,322	3.000%, 12/01/2048	152,404
27,519	3.500%, 02/01/2049	29,166
122,020	3.000%, 12/01/2049	129,245
574,513	2.500%, 04/01/2050	591,923
421,099	2.500%, 05/01/2050	433,783
470,711	3.000%, 07/01/2050	494,553

141,199	3.500%, 08/01/2050	155,919
111,911	2.500%, 10/01/2050	118,439
323,882	2.000%, 03/01/2051	331,466
	Fannie Mae REMICS
3,442	7.000%, 11/25/2022	3,549
146,835	4.000%, 04/25/2033	162,913
177,000	4.000%, 09/25/2033	191,587
5,587	5.000%, 08/25/2035	6,388
22,602	4.500%, 02/25/2038	23,053
2,055	3.000%, 01/25/2040	2,075
3,615	2.000%, 07/25/2041	3,659
32,285	3.000%, 07/25/2041	32,715
34,263	2.000%, 12/25/2041	35,231
147,366	2.000%, 02/25/2043	152,856
132,295	3.500%, 02/25/2043	140,539
92,855	2.000%, 10/25/2044	95,866
204,266	2.000%, 10/25/2044	208,243
52,442	3.000%, 04/25/2045	55,621
33,224	3.500%, 08/25/2045	33,627
122,752	2.500%, 01/25/2048	127,380
97,504	3.500%, 09/25/2048	107,703
103,271	3.000%, 07/25/2049	108,098
	Fannie Mae Trust 2003-W8
18,146	0.439% (1 Month LIBOR USD + 0.350%), 05/25/2042	18,288
	Fannie Mae-Aces
119,047	3.487%, 01/25/2024 [6]	126,572
	Freddie Mac Gold Pool
7,089	6.000%, 01/01/2024	7,380
21,865	4.500%, 12/01/2024	22,975
52,401	4.500%, 10/01/2028	55,853
139,764	3.000%, 10/01/2028	148,147
35,787	3.000%, 07/01/2030	38,037
100,036	4.500%, 05/01/2031	109,361
65,852	3.500%, 05/01/2032	71,022
188,250	3.500%, 08/01/2032	202,201
154,811	3.000%, 11/01/2032	165,618
60,750	3.500%, 06/01/2033	65,906
132,371	4.000%, 11/01/2033	144,808
10,920	3.500%, 07/01/2036	11,602
139,488	3.500%, 08/01/2036	150,094
32,508	4.500%, 12/01/2039	36,214

31,869	4.000%, 01/01/2041	35,018
44,053	3.000%, 11/01/2042	47,140
102,058	3.500%, 12/01/2042	111,660
422,779	3.000%, 12/01/2046	447,381
249,525	3.000%, 12/01/2046	266,511
93,798	3.000%, 01/01/2047	99,747
	Freddie Mac Multifamily Structured Pass Through Certificates
87,422	0.441% (1 Month LIBOR USD + 0.340%), 07/25/2024	87,603
15,006	2.770%, 01/25/2046 [6]	14,976
	Freddie Mac Pool
124,722	3.000%, 09/01/2029	132,198
196,554	3.500%, 07/01/2030	212,248
99,445	2.500%, 11/01/2031	104,693
347,742	3.000%, 02/01/2032	368,539
372,624	3.000%, 12/01/2032	394,556
78,103	3.500%, 11/01/2034	84,161
356,727	3.000%, 07/01/2038	380,878
48,285	3.500%, 01/01/2048	51,392
251,745	2.500%, 11/01/2050	262,567
289,230	2.000%, 02/01/2051	295,230
371,902	2.500%, 03/01/2051	391,671
1,523,689	2.500%, 05/01/2051	1,588,826
	Freddie Mac REMICS
418	4.000%, 07/15/2023	419
14,026	4.500%, 09/15/2025	14,866
185,368	3.500%, 08/15/2027	194,749
33,578	3.000%, 11/15/2032	34,987
22,609	3.000%, 09/15/2037	22,908
14,479	3.000%, 05/15/2039	14,510
288,275	3.000%, 08/15/2040	299,849
221,766	2.000%, 09/15/2041	227,611
132,018	3.000%, 05/15/2043	136,598
61,232	3.000%, 11/15/2043	63,933
79,729	2.000%, 03/25/2044	82,101
259,852	3.000%, 08/15/2044	269,836
40,190	4.000%, 07/15/2045	40,723
71,288	1.000%, 01/25/2050	69,063
285,930	3.250%, 04/15/2053	300,568
82,717	3.000%, 01/15/2055	85,831
	Freddie Mac Structured Agency Credit Risk Debt Notes
94,000	0.850% (SOFR30A + 0.800%), 08/25/2033 [4]	94,127

	Freddie Mac Structured Pass-Through Certificates
83,937	1.507% (12 Month US Treasury Average + 1.400%), 07/25/2044	86,520
	Government National Mortgage Association
48,218	5.500%, 09/20/2033	53,609
5,628	3.000%, 10/20/2039	5,667
95,611	2.750%, 06/20/2042	99,309
209,000	3.000%, 01/20/2043	232,357
128,496	2.200%, 11/16/2043	130,753
54,064	2.000%, 03/20/2045	55,519
117,080	1.000%, 08/20/2050	117,173
249,791	1.250%, 05/20/2051	249,413
114,550	2.700%, 12/16/2054 [6]	116,932
	GS Mortgage Securities Corp Trust 2021-RENT
100,000	0.785% (1 Month LIBOR USD + 0.700%), 11/21/2035 [4]	100,137
	GS Mortgage Securities Corp Trust 2021-ROSS
310,000	1.244% (1 Month LIBOR USD + 1.150%), 06/16/2036 [4]	310,845
	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
124,000	2.822%, 08/17/2049	133,072
	Morgan Stanley Capital I Trust 2015-UBS8
102,000	3.809%, 12/17/2048	112,677
	Morgan Stanley Capital I Trust 2016-UBS12
287,000	3.596%, 12/17/2049	317,803
	Morgan Stanley Capital I Trust 2016-UBS9
267,000	3.594%, 03/17/2049	292,854
	RLGH Trust 2021-TROT
375,000	0.894% (1 Month LIBOR USD + 0.800%), 04/15/2036 [4]	375,714
	UBS Commercial Mortgage Trust
259,000	2.921%, 10/18/2052	279,376
	UBS-Barclays Commercial Mortgage Trust 2012-C4
11,156	2.533%, 12/12/2045	11,205
	UBS-Barclays Commercial Mortgage Trust 2013-C5
220,929	2.687%, 03/12/2046	224,525
	UBS-Barclays Commercial Mortgage Trust 2013-C6
545,000	3.244%, 04/12/2046	564,635
	VNDO 2012-6AVE Mortgage Trust
200,000	2.996%, 11/15/2030 [4]	205,060
	Wells Fargo Commercial Mortgage Trust 2016-C35
100,000	2.931%, 07/17/2048	107,023
	Wells Fargo Commercial Mortgage Trust 2016-NXS6
344,000	2.918%, 11/18/2049	371,009
	Wells Fargo Commercial Mortgage Trust 2017-RB1
184,000	3.635%, 03/15/2050	206,136

	Wells Fargo Commercial Mortgage Trust 2021-SAVE
159,079	1.243% (1 Month LIBOR USD + 1.150%), 02/15/2040 [4]	160,250
	WFRBS Commercial Mortgage Trust 2013-C12
219,763	3.198%, 03/17/2048	226,983
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $28,035,973)	28,169,331

	U.S. GOVERNMENT AGENCY ISSUE - 10.0%
	Federal Farm Credit Banks Funding Corp.
550,000	1.890%, 03/17/2031	550,346
470,000	2.500%, 06/02/2036	470,943
	Federal Home Loan Banks
404,625	1.000%, 03/23/2026	404,761
4,435,000	1.100%, 06/10/2026	4,437,134
1,405,000	1.000%, 06/26/2026	1,404,760
370,000	2.000%, 03/10/2031	370,556
	Ginnie Mae I Pool
2,246	4.500%, 04/15/2023	2,342
111,630	4.000%, 11/15/2024	118,177
186,948	3.020%, 09/15/2041	202,054
	Ginnie Mae II Pool
153,791	3.500%, 04/20/2027	164,590
52,649	3.500%, 07/20/2027	56,352
1,018,804	3.500%, 12/20/2034	1,093,296
78,026	5.000%, 07/20/2048	84,373
	TOTAL U.S. GOVERNMENT AGENCY ISSUE
	(Cost $9,323,215)	9,359,684

	U.S. GOVERNMENT NOTES/BONDS - 18.5%
	United States Treasury Inflation Indexed Bonds
914,892	0.625%, 01/15/2024	988,989
638,090	0.750%, 07/15/2028	751,218
	United States Treasury Note/Bond
146,000	2.125%, 11/30/2024	154,269
2,866,000	0.250%, 10/31/2025	2,825,137
153,000	0.500%, 02/28/2026	152,044
1,406,000	0.875%, 06/30/2026	1,418,852
3,505,000	0.500%, 08/31/2027	3,428,191
1,495,000	0.500%, 10/31/2027	1,459,202

3,339,000	1.125%, 02/29/2028	3,378,390
134,000	3.125%, 11/15/2028	153,791
882,000	0.625%, 08/15/2030	839,502
235,000	1.125%, 02/15/2031	232,999
1,485,000	1.625%, 05/15/2031	1,539,643
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $17,120,746)	17,322,227

	FOREIGN GOVERNMENT AGENCY ISSUES - 0.2%
	Province of Ontario Canada
196,000	1.050%, 04/14/2026 [2]	198,496
	TOTAL FOREIGN GOVERNMENT AGENCY ISSUES
	(Cost $196,999)	198,496

	FOREIGN GOVERNMENT NOTES/BONDS - 0.3%
	Mexico Government International Bond
222,000	3.250%, 04/16/2030 [2]	231,659
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS
	(Cost $225,830)	231,659

	CERTIFICATES OF DEPOSIT - 2.1%
	Capital One Bank USA NA
16,000	2.650%, 05/30/2024	16,967
	Capital One NA
285,000	2.650%, 05/30/2024	302,232
	Goldman Sachs Bank USA/New York NY
105,000	3.600%, 11/28/2023	112,875
	Morgan Stanley Private Bank NA
48,000	3.550%, 11/24/2023	51,531
	Sallie Mae Bank
243,000	0.400%, 08/11/2023	243,026
431,000	0.550%, 07/15/2024	431,162
505,000	0.700%, 08/12/2024	505,074
	Wells Fargo Bank NA
254,000	3.500%, 11/09/2023	272,398
	TOTAL CERTIFICATES OF DEPOSIT
	(Cost $1,935,001)	1,935,265

	SHORT-TERM INVESTMENT - 1.8%
1,655,139	First American Treasury Obligations Fund - Class X, 0.01% [3]	1,655,139
	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,655,139)	1,655,139

	TOTAL INVESTMENTS - 100.9%
	(Cost $93,713,902)	94,265,291
	Liabilities in Excess of Other Assets - (0.9)%	(808,691)
	TOTAL NET ASSETS - 100.0%	$93,456,600

PLC - Public Limited Company
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate

[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.53% of Net Assets. The total value of these securities is $493,898.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.
[4]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At July 31, 2021, the value of these securities total $5,977,992, which represents 6.40% of total net assets.

[5]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of July 31, 2021.
[6]	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of July 31, 2021.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square McKee Bond Fund
SUMMARY OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset Backed Securities	9.1%
Corporate Bonds
Financials	11.5%
Information Technology	3.2%
Communication Services	2.9%
Consumer Discretionary	2.9%
Energy	2.5%
Industrials	1.5%
Utilities	1.4%
Consumer Staples	1.1%
Health Care	1.1%
Real Estate	0.4%
Materials	0.3%
Total Corporate Bonds	28.8%
Mortgage Backed Securities	30.1%
U.S. Government Agency Issue	10.0%
U.S. Government Notes/Bonds	18.5%
Foreign Government Agency Issue	0.2%
Foreign Government Notes/Bonds	0.3%
Certificates of Deposit	2.1%
Short-Term Investment	1.8%
Total Investments	100.9%
Liabilities in Excess of Other Assets	(0.9)%
Total Net Assets	100.0%

North Square McKee Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
☐ Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
☐ Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

☐ Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$8,032,287	$493,898	$8,526,185
Corporate Bonds[1]	-	26,867,305	-	26,867,305
Mortgage Backed Securities	-	28,169,331	-	28,169,331
U.S. Government Agency Issue	-	9,359,684	-	9,359,684
U.S. Government Notes/Bonds	-	17,322,227	-	17,322,227
Foreign Government Agency Issue	-	198,496	-	198,496
Foreign Government Notes/Bonds	-	231,659	-	231,659
Certificates of Deposit	-	1,935,265	-	1,935,265
Short-Term Investment	1,655,139	-	-	1,655,139
Total Investments	$1,655,139	$92,116,254	$493,898	$94,265,291

[1]	For a detailed break-out of corporate bonds by sector and industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
McKee Bond Fund
	Beginning balance December 28, 2020*	$-
	Transfers into Level 3 during the period	-
	Transfers out of Level 3 during the period	-
	Total realized gain (loss)	-
	Total unrealized appreciation (depreciation)	(6,102)
	Net purchases	500,000
	Net sales	-
	Balance as of July 31, 2021	$493,898

*	Inception date of the Fund